Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 13,387	$ 1,947
2020	10,573	1,538
2021	4,613	671
2022 and thereafter	4,478	651
Total	¥ 33,051	$ 4,807